Income Taxes (Tables)	5 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of components of income tax expense (benefit)

The income tax provision (benefit) consists of the following:

December 31, 2020
Current
Federal	$—
State	—
Deferred
Federal	(40,359)
State	—
Valuation allowance	40,359
Income tax provision	$—

The income tax provision (benefit) consists of the following:

	December 31, 2021	December 31, 2020
Current
Federal	$—	$—
State	—	—
Deferred
Federal	(1,111,168)	(40,359)
State	—	—
Valuation allowance	1,111,168	40,359
Income tax provision	$—	$—

Schedule of deferred tax assets and liabilities

The Company’s net deferred tax assets are as follows:

December 31, 2020
Deferred tax assets:
Net operating loss carryover	$17,537
Start-up/Organization costs	22,822
Total deferred tax assets	40,359
Valuation allowance	(40,359)
Deferred tax asset, net of allowance	$—

The Company’s net deferred tax assets are as follows:

	December 31, 2021	December 31, 2020
Deferred tax assets:
Net operating loss carryover	$5,630	$17,537
Start-up/Organization costs	1,105,538	22,822
Total deferred tax assets	1,111,168	40,359
Valuation allowance	(1,111,168)	(40,359)
Deferred tax asset, net of allowance	$—	$—

Schedule of effective income tax rate reconciliation

A reconciliation of the statutory federal income tax rate (benefit) to the Company’s effective tax rate (benefit) is as follows:

December 31,2020
Statutory Federal income tax rate	21.0%
Financing cost - derivative warrant liabilities	(16.72)%
Change in fair value of derivative warrant
liabilities	(2.92)%
Change in Valuation Allowance	(1.4)%
Income Taxes Benefit	0.0%

A reconciliation of the statutory federal income tax rate (benefit) to the Company’s effective tax rate (benefit) is as follows:

	December 31, 2021	December 31, 2020
Statutory Federal income tax rate	21.0%	21.0%
Financing cost - derivative warrant liabilities	0.0%	(2.92)%
Change in fair value of derivative warrant liabilities	1.67%	(16.72)%
Change in Valuation Allowance	(22.7)%	(1.4)%
Income Taxes Expense (Benefit) .	0.0%	0.0%